Loans and borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 1,425,633	$ 1,163,900
Net change in fair value of derivatives		$ (22,778)	(107,139)	$ 0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		80.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		85.00%
Export-Import Bank of United States [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness		$ 403,200	160,700
Borrowing on which fixed applicable interest rate is exercised		$ 347,900	83,600
Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Maturity Date	Apr. 15, 2025	Apr. 30, 2020
Description of conversion ratio of senior convertible notes		The initial conversion rate is 19.3564 shares per $1,000 principal amount of notes
Conversion price per principal amount		$ 51.66
Net change in fair value of derivatives		$ (22,700)	107,100
Borrowing interest rate	4.50%
Nominal Issue	$ 350,000	350,000
Fair Value		268,300	245,600
Fair value of the embedded derivative at initial recognition	$ 138,400
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		548,700	579,700
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 180,300	$ 202,600